Operating Leases - Charters-in (Detail) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) vessel ExtensionOption	Sep. 30, 2020 vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset	$ 52,961		$ 52,961	$ 159,638
Short-term Lease, Cost			6,300
Lessee, Operating Lease, Liability, Payments, Due	77,693		77,693
Shuttle Tankers
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset	50,700		50,700
Operating Lease, Liability	$ 50,700		$ 50,700
Teekay Tankers
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel		3
Lessor, Operating Lease, Option to Extend			one
Number of extension options for future lease | ExtensionOption	3
Charter Contract Extension, Period, Future Lease	1 year
Teekay Tankers | LR2 Tanker
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset	$ 800		$ 800
Number Of Vessels Chartered In | vessel			1
Lessee, Operating Lease, Term of Contract	24 months		24 months
Operating Lease, Liability	$ 800		$ 800
Teekay Tankers | Aframax Tanker [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels To Be Chartered In | vessel	1		1
Lessee, Future Operating Lease, Term of Contract			7 years
Time Charter and Bare-boat Expenses [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Expense			$ 73,800
Operating Lease, Weighted Average Remaining Lease Term	2 years 4 months 24 days		2 years 4 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent	5.60%		5.60%
Lease Component [Member] | Time Charter and Bare-boat Expenses [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Expense			$ 48,500
Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Liability	$ 54,290		54,290
Lessee, Operating Lease, Liability, Payments, Due	58,959		58,959
Non-lease Component [Member]
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Liability, Payments, Due	$ 18,734		18,734
Non-lease Component [Member] | Time Charter and Bare-boat Expenses [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Expense			$ 25,300